Asset Management and Servicing Operations (Tables)	12 Months Ended
Mar. 31, 2014
Asset management and servicing revenues and expenses

Asset management and servicing revenues and expenses in fiscal 2012, 2013 and 2014 consist of the following:

	Millions of yen
Revenues from asset management and servicing:	2012	2013	2014
Management fee income	¥9,297	¥8,181	¥111,970
Performance fee income	3,528	6,962	5,956
Other	83	122	8,566

	¥12,908	¥15,265	¥126,492

	Millions of yen
Expenses from asset management and servicing:	2012	2013	2014
Distribution fee expenses	¥172	¥324	¥14,767
Sub-advisory fee expenses	309	259	19,483
Other	12	10	1,900

	¥493	¥593	¥36,150